Document and Entity Information	Nov. 29, 2019
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 29, 2019
Entity Registrant Name	STRYKER CORP
Entity Incorporation, State or Country Code	MI
Entity Tax Identification Number	38-1239739
Entity Address, Address Line One	2825 Airview Boulevard
Entity Address, City or Town	Kalamazoo,
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	49002
City Area Code	(269)
Local Phone Number	385-2600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity File Number	001-13149
Amendment Flag	false
Entity Central Index Key	0000310764
Common Stock, $.10 Par Value
Document Information [Line Items]
Title of each class	Common Stock, $.10 Par Value
Trading Symbol	SYK
Security Exchange Name	NYSE
1.125% Notes due 2023
Document Information [Line Items]
Title of each class	1.125% Notes due 2023
Trading Symbol	SYK23
Security Exchange Name	NYSE
0.250% Notes Due 2024
Document Information [Line Items]
Title of each class	0.250% Notes due 2024
Trading Symbol	SYK24A
Security Exchange Name	NYSE
2.125% Notes due 2027
Document Information [Line Items]
Title of each class	2.125% Notes due 2027
Trading Symbol	SYK27
Security Exchange Name	NYSE
0.750% Notes Due 2029
Document Information [Line Items]
Title of each class	0.750% Notes due 2029
Trading Symbol	SYK29
Security Exchange Name	NYSE
2.625% Notes due 2030
Document Information [Line Items]
Title of each class	2.625% Notes due 2030
Trading Symbol	SYK30
Security Exchange Name	NYSE
1.000% Notes Due 2031
Document Information [Line Items]
Title of each class	1.000% Notes due 2031
Trading Symbol	SYK31
Security Exchange Name	NYSE
Floating Rate Notes due 2020
Document Information [Line Items]
Title of each class	Floating Rate Notes due 2020
Trading Symbol	SYK20A
Security Exchange Name	NYSE